JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 77.0%
Fixed Income — 8.1%
iShares 20+ Year Treasury Bond ETF	55,200	9,011,952
Vanguard Total International Bond ETF	474,100	27,585,509

Total Fixed Income		36,597,461

International Equity — 16.3%
iShares MSCI EAFE ETF	279,350	17,780,627
iShares MSCI Japan ETF	14,512	857,224
JPMorgan BetaBuilders Canada ETF (a)	545,300	13,005,405
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	80,400	1,817,040
JPMorgan BetaBuilders Europe ETF (a)	1,344,700	30,766,736
JPMorgan BetaBuilders Japan ETF (a)	376,200	9,280,854

Total International Equity		73,507,886

U.S. Equity — 52.6%
iShares Core S&P 500 ETF	376,200	126,425,772
SPDR S&P 500 ETF Trust	330,000	110,513,700

Total U.S. Equity		236,939,472

TOTAL EXCHANGE-TRADED FUNDS (Cost $264,502,368)		347,044,819

INVESTMENT COMPANIES — 16.9%
Alternative Assets — 4.3%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	705,069	7,022,483
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	45,529	7,565,816
Neuberger Berman Long Short Fund Class Institutional Shares *	289,938	4,688,303

Total Alternative Assets		19,276,602

Fixed Income — 11.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,028,426	12,783,332
JPMorgan High Yield Fund Class R6 Shares (a)	3,846,182	26,192,498
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	389,287	4,336,654
Lord Abbett Short Duration Income Fund Class F3 Shares	2,213,686	9,253,207

Total Fixed Income		52,565,691

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares	453,997	4,371,990

TOTAL INVESTMENT COMPANIES (Cost $70,388,043)		76,214,283

COMMON STOCKS — 4.6%
Aerospace & Defense — 0.1%
Airbus SE (France) *	2,031	147,300
Meggitt plc (United Kingdom)	11,651	38,664
Safran SA (France) *	3,025	297,621

		483,585

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	700	113,542

Auto Components — 0.1%
Autoliv, Inc., SDR (Sweden)	512	37,671
Denso Corp. (Japan)	800	35,065
Magna International, Inc. (Canada)	1,540	70,455
Stanley Electric Co. Ltd. (Japan)	1,500	43,229
Sumitomo Rubber Industries Ltd. (Japan)	1,700	15,791

		202,211

Automobiles — 0.1%
Honda Motor Co. Ltd. (Japan)	1,000	23,747
Suzuki Motor Corp. (Japan)	2,500	107,095
Toyota Motor Corp. (Japan)	1,800	119,466

		250,308

Banks — 0.2%
Australia & New Zealand Banking Group Ltd. (Australia)	3,022	37,702
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,000	27,759
BNP Paribas SA (France) *	2,398	86,747
Close Brothers Group plc (United Kingdom)	783	10,299
DBS Group Holdings Ltd. (Singapore)	1,900	27,933
DNB ASA (Norway)	8,568	119,358
Erste Group Bank AG (Austria)	1,261	26,406
HDFC Bank Ltd., ADR (India) *	1,306	65,248
ING Groep NV (Netherlands)	7,777	55,503
Intesa Sanpaolo SpA (Italy)	15,407	28,987
Lloyds Banking Group plc (United Kingdom)	105,433	35,793
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,000	39,909
National Bank of Canada (Canada)	1,620	80,468
Standard Chartered plc (United Kingdom)	3,107	14,297
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,100	29,264
Svenska Handelsbanken AB, Class A (Sweden) *	10,951	91,624
United Overseas Bank Ltd. (Singapore)	3,600	50,714

		828,011

Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	1,960	105,527
Carlsberg A/S, Class B (Denmark)	1,801	242,635
Diageo plc (United Kingdom)	4,914	168,790
Kirin Holdings Co. Ltd. (Japan)	1,500	28,174
Pernod Ricard SA (France)	687	109,532

		654,658

Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	144	22,222
BeiGene Ltd., ADR (China) *	355	101,686
CSL Ltd. (Australia)	128	26,441
Galapagos NV (Belgium) *	721	102,216
Genmab A/S (Denmark) *	612	222,098
Grifols SA (Preference), Class B (Spain)	2,396	41,518

		516,181

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1,779	41,593
Daikin Industries Ltd. (Japan)	100	18,478

		60,071

Capital Markets — 0.2%
Deutsche Boerse AG (Germany)	326	57,154
Euronext NV (Netherlands) (d)	561	70,274
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,400	160,050
London Stock Exchange Group plc (United Kingdom)	2,957	339,218
Macquarie Group Ltd. (Australia)	767	66,487
Partners Group Holding AG (Switzerland)	26	23,915
XP, Inc., Class A (Brazil) *	272	11,340

		728,438

Chemicals — 0.2%
Air Liquide SA (France)	961	152,328
Asahi Kasei Corp. (Japan)	15,078	131,535
BASF SE (Germany)	840	51,153
Covestro AG (Germany) (d)	789	39,127
Givaudan SA (Registered) (Switzerland)	25	107,945
Johnson Matthey plc (United Kingdom)	1,957	59,469
Kansai Paint Co. Ltd. (Japan)	3,003	74,639
Shin-Etsu Chemical Co. Ltd. (Japan)	738	96,570
Tosoh Corp. (Japan)	600	9,742
Umicore SA (Belgium)	1,095	45,546

		768,054

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	8,882	97,198

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	3,642	40,288

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	5,329	14,830
Element Fleet Management Corp. (Canada)	7,726	64,289
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,200	24,161

		103,280

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (d)	362,000	62,980
Koninklijke KPN NV (Netherlands)	26,247	61,584
KT Corp. (South Korea)	1,048	20,506
Nippon Telegraph & Telephone Corp. (Japan)	9,700	198,042
Telecom Italia SpA (Italy)	50,673	20,460

		363,572

Electric Utilities — 0.1%
Enel SpA (Italy)	26,882	233,226
Iberdrola SA (Spain)	11,294	139,013
Orsted A/S (Denmark) (d)	225	31,019
Siemens Energy AG (Germany) *	781	21,047

		424,305

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	9,283	236,010
Legrand SA (France)	535	42,612
Melrose Industries plc (United Kingdom) *	35,142	52,111
Mitsubishi Electric Corp. (Japan)	6,900	93,628
Nidec Corp. (Japan)	1,314	123,224
Prysmian SpA (Italy)	1,995	57,910

		605,495

Electronic Equipment, Instruments & Components — 0.2%
Hamamatsu Photonics KK (Japan)	6,024	304,432
Keyence Corp. (Japan)	848	396,422
Murata Manufacturing Co. Ltd. (Japan)	1,867	121,406
Omron Corp. (Japan)	600	46,912

		869,172

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	5,710	39,797

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	5,024	38,769
Scentre Group (Australia)	16,716	26,614

		65,383

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	2,100	65,247
Welcia Holdings Co. Ltd. (Japan)	700	30,698

		95,945

Food Products — 0.2%
Associated British Foods plc (United Kingdom)	1,580	38,039
Barry Callebaut AG (Registered) (Switzerland)	19	42,320
Danone SA (France)	2,003	129,744
Nestle SA (Registered) (Switzerland)	5,281	628,503
Wilmar International Ltd. (China)	17,100	55,521

		894,127

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	6,500	19,595

Health Care Equipment & Supplies — 0.2%
Alcon, Inc. (Switzerland) *	401	22,735
Asahi Intecc Co. Ltd. (Japan)	1,100	34,572
Elekta AB, Class B (Sweden)	4,195	52,716
Hoya Corp. (Japan)	733	82,768
Koninklijke Philips NV (Netherlands) *	5,886	277,932
Sartorius AG (Preference) (Germany)	253	103,698
Siemens Healthineers AG (Germany) (d)	1,256	56,380
Sonova Holding AG (Registered) (Switzerland) *	241	61,073
Straumann Holding AG (Registered) (Switzerland)	103	104,195
Terumo Corp. (Japan)	2,680	106,703

		902,772

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,672	76,033

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	3,028	45,486
Wynn Macau Ltd. (Macau) *	8,809	14,137

		59,623

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	4,700	40,035
Persimmon plc (United Kingdom)	1,485	47,324
Sony Corp. (Japan)	900	68,978

		156,337

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Household Products — 0.1%
Reckitt Benckiser Group plc (United Kingdom)	1,475	143,820
Unicharm Corp. (Japan)	3,246	145,172

		288,992

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1,900	29,306

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (United Kingdom)	4,964	30,081
DCC plc (United Kingdom)	603	46,680
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	51,677
Siemens AG (Registered) (Germany)	1,561	197,137

		325,575

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	35,469	352,565
Aon plc, Class A	264	54,463
Aviva plc (United Kingdom)	8,575	31,725
AXA SA (France)	5,747	106,365
Direct Line Insurance Group plc (United Kingdom)	5,258	18,338
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	504	128,126
PICC Property & Casualty Co. Ltd., Class H (China)	52,000	36,528
Ping An Insurance Group Co. of China Ltd., Class H (China)	4,000	41,524
Sampo OYJ, Class A (Finland)	2,905	115,046
Storebrand ASA (Norway) *	8,278	43,605
Sun Life Financial, Inc. (Canada)	2,134	86,960
Tokio Marine Holdings, Inc. (Japan)	1,800	78,758
Zurich Insurance Group AG (Switzerland)	216	75,323

		1,169,326

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	4,848	83,317
Baidu, Inc., ADR (China) *	148	18,735
JOYY, Inc., ADR (China)	532	42,916
NAVER Corp. (South Korea)	196	49,808
Tencent Holdings Ltd. (China)	3,346	226,000
Z Holdings Corp. (Japan)	7,700	51,432

		472,208

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	165	48,506
ASOS plc (United Kingdom) *	1,432	95,079
MercadoLibre, Inc. (Argentina) *	82	88,763
Prosus NV, ADR (China) *	924	17,122
THG Holdings Ltd. (United Kingdom) *	1,331	10,274
Zalando SE (Germany) * (d)	860	80,350

		340,094

IT Services — 0.1%
Amadeus IT Group SA (Spain)	796	44,207
NTT Data Corp. (Japan)	5,500	70,385
Obic Co. Ltd. (Japan)	650	114,311

		228,903

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	894	23,570

Machinery — 0.1%
KION Group AG (Germany)	786	67,116
Knorr-Bremse AG (Germany)	373	43,925
SMC Corp. (Japan)	487	271,666
THK Co. Ltd. (Japan)	1,800	45,298

		428,005

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	1,000	61,752
Nordic Entertainment Group AB, Class B (Sweden)	1,026	43,488
Stroeer SE & Co. KGaA (Germany) *	497	38,606
WPP plc (United Kingdom)	6,331	49,723

		193,569

Metals & Mining — 0.1%
Antofagasta plc (Chile)	4,327	57,104
BHP Group Ltd. (Australia)	1,103	28,495
BHP Group plc (Australia)	2,725	58,136
IGO Ltd. (Australia)	12,335	37,174
Rio Tinto Ltd. (Australia)	381	26,023
Rio Tinto plc (Australia)	622	37,427
South32 Ltd. (Australia)	16,664	24,730

		269,089

Multiline Retail — 0.0% (c)
Next plc (United Kingdom)	680	52,134

Multi-Utilities — 0.1%
Engie SA (France) *	11,604	155,070
National Grid plc (United Kingdom)	5,598	64,300

		219,370

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	1,798	52,527
Equinor ASA (Norway)	4,684	66,361
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,201	29,088
TOTAL SE (France)	3,596	123,496

		271,472

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,989	78,088

Personal Products — 0.1%
L’Oreal SA (France)	876	285,076
Pola Orbis Holdings, Inc. (Japan)	700	13,199
Unilever plc (United Kingdom)	4,447	274,172

		572,447

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	9,400	140,122
AstraZeneca plc (United Kingdom)	2,767	302,335
Bayer AG (Registered) (Germany)	1,616	99,697
Daiichi Sankyo Co. Ltd. (Japan)	2,100	64,465
GlaxoSmithKline plc, ADR (United Kingdom)	2,291	86,233
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,794	57,946
Ipsen SA (France)	366	38,259
Novartis AG (Registered) (Switzerland)	2,803	243,369
Novo Nordisk A/S, Class B (Denmark)	4,910	340,187
Otsuka Holdings Co. Ltd. (Japan)	1,500	63,548
Roche Holding AG (Switzerland)	674	230,872
Sanofi (France)	1,406	140,898
Shionogi & Co. Ltd. (Japan)	2,479	132,687
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,652	29,472

		1,970,090

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Professional Services — 0.1%
DKSH Holding AG (Switzerland)	965	67,227
Recruit Holdings Co. Ltd. (Japan)	2,500	99,288
RELX plc (United Kingdom)	4,746	105,637
TechnoPro Holdings, Inc. (Japan)	700	43,828
Teleperformance (France)	142	43,779

		359,759

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	3,900	67,867

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	563	59,937
Canadian National Railway Co. (Canada)	220	23,430
Central Japan Railway Co. (Japan)	300	43,002
TFI International, Inc. (Canada)	690	28,853

		155,222

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	1,108	409,265
Broadcom, Inc.	237	86,344
NXP Semiconductors NV (Netherlands)	760	94,856
Renesas Electronics Corp. (Japan) *	3,100	22,753
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,717	382,407
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12,000	180,529
Tokyo Electron Ltd. (Japan)	200	52,251

		1,228,405

Software — 0.1%
SAP SE (Germany)	2,816	438,502

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	765	21,163
Kingfisher plc (United Kingdom)	18,799	72,008
Nitori Holdings Co. Ltd. (Japan)	200	41,490

		134,661

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2,750	136,521
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	19	20,511

		157,032

Textiles, Apparel & Luxury Goods — 0.2%
China Hongxing Sports Ltd. (China) * ‡	755,000	1
EssilorLuxottica SA (France) *	1,630	221,902
Hermes International (France)	115	99,044
Kering SA (France)	438	290,544
LVMH Moet Hennessy Louis Vuitton SE (France)	351	164,233
Moncler SpA (Italy) *	1,473	60,277
Samsonite International SA * (d)	15,600	15,841

		851,842

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	1,458	34,558

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	4,755	170,568

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	1,120	40,333
Bunzl plc (United Kingdom)	1,146	37,000
Mitsubishi Corp. (Japan)	1,800	43,084
Sumitomo Corp. (Japan)	4,200	50,629

		171,046

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L, ADR (Mexico)	2,751	34,360
SoftBank Group Corp. (Japan)	3,378	209,012
Vodafone Group plc, ADR (United Kingdom)	3,970	53,278

		296,650

TOTAL COMMON STOCKS (Cost $13,844,576)		20,416,331

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (e) (Cost $7,193,507)	7,191,462	7,196,496

Total Investments — 100.1% (Cost $355,928,494)		450,871,929

Liabilities in Excess of Other Assets — (0.1)% (f)		(237,003)

Net Assets — 100.0%		450,634,926

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY**
United States	92.2%
Ireland	1.7
Japan	1.0
Others (each less than 1.0%)	3.5
Short-Term Investments	1.6
** Percentages indicated are based on total investments as of September 30, 2020.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of September 30, 2020.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$483,585	$—	$483,585
Air Freight & Logistics	—	113,542	—	113,542
Auto Components	70,455	131,756	—	202,211
Automobiles	—	250,308	—	250,308
Banks	145,716	682,295	—	828,011
Beverages	—	654,658	—	654,658
Biotechnology	123,908	392,273	—	516,181
Building Products	—	60,071	—	60,071
Capital Markets	11,340	717,098	—	728,438
Chemicals	—	768,054	—	768,054
Communications Equipment	—	97,198	—	97,198
Containers & Packaging	—	40,288	—	40,288
Diversified Financial Services	64,289	38,991	—	103,280
Diversified Telecommunication Services	—	363,572	—	363,572
Electric Utilities	52,066	372,239	—	424,305
Electrical Equipment	—	605,495	—	605,495
Electronic Equipment, Instruments & Components	—	869,172	—	869,172
Energy Equipment & Services	—	39,797	—	39,797
Equity Real Estate Investment Trusts (REITs)	—	65,383	—	65,383
Food & Staples Retailing	30,698	65,247	—	95,945
Food Products	—	894,127	—	894,127
Gas Utilities	—	19,595	—	19,595
Health Care Equipment & Supplies	—	902,772	—	902,772
Health Care Providers & Services	—	76,033	—	76,033
Hotels, Restaurants & Leisure	—	59,623	—	59,623
Household Durables	—	156,337	—	156,337
Household Products	—	288,992	—	288,992
Independent Power and Renewable Electricity Producers	—	29,306	—	29,306
Industrial Conglomerates	—	325,575	—	325,575
Insurance	141,423	1,027,903	—	1,169,326
Interactive Media & Services	144,968	327,240	—	472,208
Internet & Direct Marketing Retail	164,665	175,429	—	340,094
IT Services	—	228,903	—	228,903
Life Sciences Tools & Services	—	23,570	—	23,570
Machinery	—	428,005	—	428,005
Media	43,488	150,081	—	193,569
Metals & Mining	—	269,089	—	269,089
Multiline Retail	—	52,134	—	52,134
Multi-Utilities	—	219,370	—	219,370
Oil, Gas & Consumable Fuels	81,615	189,857	—	271,472
Paper & Forest Products	—	78,088	—	78,088
Personal Products	—	572,447	—	572,447
Pharmaceuticals	173,651	1,796,439	—	1,970,090
Professional Services	—	359,759	—	359,759
Real Estate Management & Development	—	67,867	—	67,867
Road & Rail	112,220	43,002	—	155,222
Semiconductors & Semiconductor Equipment	563,607	664,798	—	1,228,405
Software	—	438,502	—	438,502
Specialty Retail	—	134,661	—	134,661
Technology Hardware, Storage & Peripherals	—	157,032	—	157,032
Textiles, Apparel & Luxury Goods	—	851,841	1	851,842
Thrifts & Mortgage Finance	—	34,558	—	34,558
Tobacco	—	170,568	—	170,568
Trading Companies & Distributors	—	171,046	—	171,046
Wireless Telecommunication Services	87,638	209,012	—	296,650

Total Common Stocks	2,011,747	18,404,583	1	20,416,331

Exchange-Traded Funds	347,044,819	—	—	347,044,819
Investment Companies	68,648,467	—	—	68,648,467
Short-Term Investments
Investment Companies	7,196,496	—	—	7,196,496

Total Investments in Securities	$424,901,529	$18,404,583	$1	$443,306,113

As of September 30, 2020, certain investments companies with a fair value of $7,565,816, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$13,826,015	$—	$1,603,374	$25,021	$757,743	$13,005,405	545,300	$81,348	$—
JPMorgan BetaBuilders Developed Asia EX-Japan ETF (a)	1,800,960	—	—	—	16,080	1,817,040	80,400	20,955	—
JPMorgan BetaBuilders Europe ETF (a)	29,812,000	—	—	—	954,736	30,766,736	1,344,700	194,632	—
JPMorgan BetaBuilders Japan ETF (a)	8,626,266	—	—	—	654,588	9,280,854	376,200	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	22,061,390	—	9,400,001	836,770	(714,827)	12,783,332	1,028,426	110,550	—
JPMorgan High Yield Fund Class R6 Shares (a)	25,423,262	—	—	—	769,236	26,192,498	3,846,182	299,810	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (b)	5,367,658	17,929,774	16,099,842	493	(1,587)	7,196,496	7,191,462	2,936	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	4,328,867	—	—	—	7,787	4,336,654	389,287	17,969	—

Total	$111,246,418	$17,929,774	$27,103,217	$862,284	$2,443,756	$105,379,015		$728,200	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.